UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.) :  [ ] is a restatement.
                                    [ ] adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Asset Management, Inc.
Address: 253 Riverside Avenue
         Westport, CT  06880

13F File Number: 028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald H. Oliver
Title:   President
Phone:   203-227-3601

Signature, Place, and Date of Signing:

         Ronald  H. Oliver   Westport, Connecticut   February 6, 2013
         -----------------   ---------------------   ----------------

Report Type (Check only one):

[x]      13F Holdings Report
[ ]      13F Notice
[ ]      13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   62

Form 13F Information Table Value Total (x$1,000): $ 349,974

List of Included Managers:

         Andrew  J.  Knuth       Westport Asset Management, Inc.
         Edmund H. Nicklin, Jr.  Westport Asset Management, Inc.

List of Other Included Managers:

         No.     13F File Number           Name


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
            COLUMN 1              COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
--------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   -------------------
         NAME OF ISSUER            CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS SOLE SHARED   NONE
--------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- ---- ------- ------
AAR Corp.                         COM       000361105        9,232      494,214  SH         Defined                   494,214
American Eagle Outfitters, Inc    COM       02553E106        5,127      250,000  SH         Defined                   250,000
Amphenol Corp.                    COM       032095101          518        8,000  SH         Defined                            8,000
Anadarko Petroleum Corp.          COM       032511107          223        3,000  SH         Defined                            3,000
Arthur J. Gallagher & Company     COM       363576109        7,783      224,621  SH         Defined                   224,621
BankUnited, Inc.                  COM       06652K103        2,502      102,360  SH         Defined                   102,360
Banner Corporation                COM       06652V208        9,886      321,694  SH         Defined                   321,694
Berry Petroleum Co.               COM       085789105        4,347      129,553  SH         Defined                   129,553
Big Lots, Inc.                    COM       089302103       22,392      786,787  SH         Defined                   786,787
Brown & Brown, Inc.               COM       115236101        4,672      183,500  SH         Defined                   183,500
CVS Caremark Corp.                COM       126650100          484       10,020  SH         Defined                           10,020
Charles River Laboratories Int    COM       159864107        1,317       35,160  SH         Defined                    35,160
Checkpoint Systems, Inc.          COM       162825103        8,345      776,968  SH         Defined                   776,968
Chicago Bridge & Iron Company     COM       167250109        7,620      164,400  SH         Defined                   164,400
Columbia Banking System, Inc.     COM       197236102        1,965      109,511  SH         Defined                   109,511
Comstock Resources, Inc.          COM       205768203        2,564      169,589  SH         Defined                   169,589
Con-way Inc.                      COM       205944101          245        8,800  SH         Defined                     8,800
Crocs, Inc.                       COM       227046109       10,193      708,306  SH         Defined                   708,306
Darden Restaurants, Inc.          COM       237194105        1,803       40,000  SH         Defined                    40,000
DeVry, Inc.                       COM       251893103       11,933      502,872  SH         Defined                   502,872
Devon Energy Corp.                COM       25179M103        3,591       69,004  SH         Defined                    69,004
EOG Resources, Inc.               COM       26875P101        3,020       25,000  SH         Defined                    25,000
Express, Inc.                     COM       30219E103        2,221      147,200  SH         Defined                   147,200
FEI Company                       COM       30241L109       10,444      188,287  SH         Defined                   188,287
Fairchild Semiconductor Corp.     COM       303726103        1,678      116,500  SH         Defined                   116,500
Forest Oil Corp.                  COM       346091705        1,154      172,484  SH         Defined                   170,000  2,484
General Communication, Inc. -     COM       369385109        2,956      308,286  SH         Defined                   308,286
ITT Educational Services, Inc.    COM       45068B109        1,307       75,500  SH         Defined                    75,500
Interpublic Group of Companies    COM       460690100          121       11,000  SH         Defined                           11,000
Jack Henry & Associates, Inc.     COM       426281101        3,541       90,200  SH         Defined                    90,200
John Wiley & Sons, Inc. - Clas    COM       968223206          428       11,000  SH         Defined                    11,000
KBR, Inc.                         COM       48242W106        2,947       98,482  SH         Defined                    98,482
Landstar System, Inc.             COM       515098101          787       15,000  SH         Defined                    15,000
Nat.West.Life Ins.                COM       638522102       19,739      125,135  SH         Defined                   125,135
North Valley Bancorp              COM       66304M204          398       27,917  SH         Defined                    27,917
Orient Express Hotels Ltd. - C    COM       G67743107        8,279      708,213  SH         Defined                   708,213
Owens & Minor, Inc.               COM       690732102        8,315      291,636  SH         Defined                   291,636
PTC Inc.                          COM       69370C100        3,039      135,000  SH         Defined                   125,000 10,000
Pall Corp.                        COM       696429307          301        5,000  SH         Defined                            5,000
Plains Exploration & Productio    COM       726505100       13,470      286,971  SH         Defined                   284,597  2,374
Praxair, Inc.                     COM       74005P104          438        4,000  SH         Defined                            4,000
Precision Castparts Corp.         COM       740189105          682        3,600  SH         Defined                            3,600
QLogic Corp.                      COM       747277101        3,999      411,000  SH         Defined                   411,000
Rofin-Sinar Technologies, Inc.    COM       775043102        1,660       76,588  SH         Defined                    76,588
Rogers Corp.                      COM       775133101       18,469      371,907  SH         Defined                   371,907
Ross Stores, Inc.                 COM       778296103        6,422      118,726  SH         Defined                   118,726
Ruby Tuesday, Inc.                COM       781182100          944      120,099  SH         Defined                   120,099
Ryman Hospitality Properties,     COM       78377T107        8,080      210,101  SH         Defined                   210,101
Saks, Inc.                        COM       79377w108        4,170      396,750  SH         Defined                   396,750
Skyworks Solutions, Inc.          COM       83088M102          304       15,000  SH         Defined                    15,000
Southwestern Energy Company       COM       845467109        4,026      120,500  SH         Defined                   120,500
Stone Energy Corp.                COM       861642106        2,011       97,990  SH         Defined                    97,990
TJX Companies                     COM       872540109       14,123      332,700  SH         Defined                   332,700
Thermo Fisher Scientific Inc.     COM       883556102        2,934       46,000  SH         Defined                    46,000
Timberland Bancorp.               COM       887098101          727      104,698  SH         Defined                   104,698
UTI Worldwide, Inc.               COM       G87210103        7,844      585,399  SH         Defined                   585,399
United Rentals, Inc.              COM       911363109       15,636      343,500  SH         Defined                   343,500
Universal Health Services, Inc    COM       913903100       29,300      606,000  SH         Defined                   606,000
Vishay Intertechnology, Inc.      COM       928298108          425       40,000  SH         Defined                    40,000
Volt Information Sciences, Inc    COM       928703107        2,129      340,708  SH         Defined                   340,708
Webster Financial Corp.           COM       947890109        2,386      116,100  SH         Defined                   115,000  1,100
Willis Group Holdings plc         COM       G96666105       22,378      667,415  SH         Defined                   667,415
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